                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-6165

                   (Investment Company Act File Number)

                Federated Municipal Securities Income Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 8/31/04

            Date of Reporting Period: Six months ended 2/29/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.70	$11.00	$11.08	$10.65	$10.49	$11.13
Income From Investment Operations:
Net investment income	0.26	0.52	0.52 [1]	0.53	0.52	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.46	(0.30)	(0.08)[1]	0.43	0.16	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.72	0.22	0.44	0.96	0.68	(0.12)

Less Distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.52)	(0.53)	(0.52)	(0.52)

Net Asset Value, End of Period	$11.16	$10.70	$11.00	$11.08	$10.65	$10.49

Total Return[2]	6.80%	1.98%	4.16%	9.27%	6.82%	(1.20)%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	4.74%[3]	4.72%	4.81%[1]	4.91%	5.08%	4.70%

Expense waiver/reimbursement[4]	0.82%[3]	0.80%	0.85%	0.91%	0.97%	1.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,516	$36,607	$39,872	$30,079	$23,465	$28,054

Portfolio turnover	6%	24%	21%	30%	57%	35%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.70	$11.00	$11.08	$10.65	$10.49	$11.13
Income From Investment Operations:
Net investment income	0.22	0.44	0.44 [1]	0.45	0.45	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.46	(0.30)	(0.08)[1]	0.43	0.16	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.68	0.14	0.36	0.88	0.61	(0.20)

Less Distributions:
Distributions from net investment income	(0.22)	(0.44)	(0.44)	(0.45)	(0.45)	(0.44)

Net Asset Value, End of Period	$11.16	$10.70	$11.00	$11.08	$10.65	$10.49

Total Return[2]	6.40%	1.22%	3.39%	8.46%	6.03%	(1.92)%

Ratios to Average Net Assets:

Expenses	1.25%[3]	1.25%	1.25%	1.25%	1.25%	1.25%

Net investment income	3.99%[3]	3.97%	4.05%[1]	4.16%	4.34%	3.96%

Expense waiver/reimbursement[4]	0.57%[3]	0.55%	0.60%	0.66%	0.72%	0.82%

Supplemental Data:

Net assets, end of period (000 omitted)	$49,485	$50,921	$49,363	$43,675	$36,577	$35,594

Portfolio turnover	6%	24%	21%	30%	57%	35%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.9%
		California--96.6%
$1,500,000		ABAG Finance Authority for Non-Profit Corporations, Multifamily Housing Revenue Bonds (Series 1999A), 5.80% (Civic Center Drive Apartments Project)/(FSA INS), 9/1/2020	AAA/Aaa		$1,599,960
500,000		ABAG Finance Authority for Non-Profit Corporations, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	BBB/NR		518,645
1,000,000		Anaheim Union High School District, CA, UT GO Bonds (Series 2002A), 5.375% (FSA INS), 8/1/2020	AAA/Aaa		1,113,790
500,000		Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	AAA/Aaa		615,015
500,000		Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance INS), 10/1/2023	AA/NR		542,850
605,000		Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR		616,937
750,000		Blythe, CA Redevelopment Agency, Tax Allocation Bonds (Series 2000A), 6.20% (Blythe, CA Redevelopment Project No. 1), 5/1/2031	BBB/NR		816,982
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3		568,440
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine University), 8/1/2032	NR/A1		1,062,430
600,000		California Educational Facilities Authority, Revenue Bonds, 6.70% (Southwestern University)/(Original Issue Yield: 6.838%), 11/1/2024	NR/A3		635,274
500,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA/NR		526,280
1,000,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	NR/Aaa		1,055,700
980,000		California HFA, Home Mortgage Revenue Bonds (Series 1996Q), 5.85% (MBIA Insurance Corp. INS), 8/1/2016	AAA/Aaa		1,041,377
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance INS)/(Original Issue Yield: 5.737%), 5/1/2020	BBB/NR		1,042,150
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	A-/NR		1,020,660
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center), 12/1/2030	NR/A3		1,627,230
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$700,000		California Health Facilities Financing Authority, Refunding Revenue Bonds (Series 1996A), 6.00% (Catholic Healthcare West)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017	AAA/Aaa		$783,804
2,000,000		California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Revenue Bonds (Series 2003A), 5.25% (FSA INS), 7/1/2021	AAA/Aaa		2,205,520
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	NR/Aa3		556,545
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	A/A2		1,047,520
1,000,000		California PCFA, Refunding Revenue Bonds (Series 1996A), 5.35% (Pacific Gas & Electric Co.)/ (MBIA Insurance Corp. INS), 12/1/2016	AAA/Aaa		1,094,480
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+/A1		943,128
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-/B1		701,302
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	NR		1,026,220
235,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	AAA/NR		238,057
500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa		560,620
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A3		1,591,320
1,000,000		California State Public Works Board, Lease Revenue Bonds, 5.25% (California State Department of Corrections), 1/1/2013	BBB-/Baa2		1,102,870
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2022	BBB/Baa1		1,026,340
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	BBB/Baa1		1,019,170
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	BBB/Baa1		1,016,280
870,000		California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027	BBB/Baa1		890,845
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	BBB/Baa1		20,956
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California State, Various Purpose, UT GO Bonds, 5.25%, 11/1/2021	BBB/Baa1		$1,053,840
400,000		California Statewide Communities Development Authority, COPs, 5.25% (St. Joseph Health System Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021	AA-/Aa3		423,204
1,000,000		California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA INS)/(Original Issue Yield: 5.77%), 8/15/2018	AAA/Aaa		1,130,480
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	NR		522,945
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	NR		508,945
400,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	NR		403,764
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	AAA/NR		1,119,020
600,000		California Statewide Communities Development Authority, Revenue COPs, 6.625% (St. Joseph Health System Group, CA)/(United States Treasury PRF)/(Original Issue Yield: 6.674%), 7/1/2021	AA-/Aa3		623,730
500,000	[2,3]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		501,480
500,000		Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds (Series 2003), 5.875% (Talega Ranch), 9/1/2023	NR		513,925
250,000		Chula Vista, CA, Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	NR		256,602
500,000		Chula Vista, CA, DA, Revenue Bonds (Series A), 6.40% (San Diego Gas & Electric)/(Original Issue Yield: 6.473%), 12/1/2027	A+/A1		506,145
1,000,000		Daly City, CA, HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0), 5.85% (Franciscan Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032	A-/NR		1,062,790
1,000,000		El Centro, CA, Financing Authority, Insured Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance LOC)/(Original Issue Yield: 5.32%), 3/1/2018	BBB/NR		1,049,260
765,000		El Monte, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community Redevelopment Agency), 6/1/2028	NR		784,500
700,000		Foothill/Eastern Transportation Corridor Agency, CA (Series 1995A) Senior Lien Toll Road Revenue Bonds, 6.50% (United States Treasury GTD)/(Original Issue Yield: 6.78%), 1/1/2032	AAA/Aaa		798,875
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	BBB-/Baa3		$1,036,700
1,000,000		Glendale, CA, Redevelopment Agency, Tax Allocation Bonds (Series 2002), 5.25% (Central Glendale Redevelopment Project)/(MBIA Insurance Corp. INS), 12/1/2021	AAA/Aaa		1,099,790
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa2		1,969,320
1,000,000		Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	AAA/Aaa		1,159,010
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (United States Treasury GTD)/ (FSA INS), 8/1/2011	AAA/Aaa		587,310
500,000		La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR		512,910
1,000,000		Long Beach, CA, Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	A-/NR		1,069,930
570,000		Los Angeles, CA, Community Redevelopment Agency, Housing Refunding Revenue Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA/Aaa		584,752
745,000		Los Angeles, CA, Department of Water & Power, Refunding Revenue Bonds, 6.125% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 2/15/2005 (@101)	AA- /Aaa		789,238
255,000		Los Angeles, CA, Department of Water & Power, Refunding Revenue Bonds, 6.125% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 2/15/2019	AA-/Aa3		270,142
1,000,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series 1997A), 6.00% (FGIC INS), 7/1/2015	AAA/Aaa		1,229,730
1,000,000		Menlo Park, CA, UT GO Bonds, 5.25%, 8/1/2027	NR/Aa1		1,082,000
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.63%), 8/1/2019	AAA/Aaa		1,147,920
500,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/(Original Issue Yield: 6.28%), 8/15/2030	NR		517,960
400,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/(Original Issue Yield: 6.03%), 8/15/2032	NR		412,968
500,000		Orange County, CA, Community Facilities District No. 91-2, Special Tax Bonds, 6.25% (Serrano Heights CFD), 10/1/2030	NR		517,475
1,000,000		Oxnard, CA, Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	AAA/Aaa		1,179,710
500,000		Perris, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	A-/NR		537,945
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,500,000		Pomona, CA, Unified School District, UT GO Bonds, 6.15% (MBIA Insurance Corp. INS), 8/1/2030	AAA/Aaa		$1,822,155
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA/Aaa		995,688
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 11/1/2020	AAA/Aaa		1,121,550
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018	AAA/Aaa		2,325,500
600,000		Sacramento, CA Municipal Utility District, Electric Revenue Bonds (Series J), 5.50% (AMBAC INS)/(Original Issue Yield: 5.80%), 8/15/2021	AAA/Aaa		674,250
1,395,000		Sacramento, CA Unified School District, UT GO Bonds (Series A), 6.00%, 7/1/2025	NR/Aa3		1,701,147
1,000,000		San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA COL Home Mortgage Program GTD), 12/20/2041	NR/Aaa		1,102,920
350,000		San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		335,192
400,000		San Bernardino, CA, Joint Powers Financing Authority, Tax Allocation Refunding Revenue Bonds, 6.625%, 4/1/2026	NR		420,396
1,000,000		San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	NR/A2		1,071,330
300,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		285,219
300,000		San Francisco, CA, City & County Airport Commission, Second Series Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A/A1		312,114
400,000		San Francisco, CA, City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	NR		429,156
1,000,000		San Jose, CA, Unified School District, COPs, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 6/1/2020	AAA/Aaa		1,126,100
500,000		San Mateo, CA, Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	A-/Baa1		536,310
1,000,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2031	NR/A3		1,026,650
1,500,000		Simi Valley, CA, PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA/Aaa		1,740,285
1,000,000		South Orange County, CA, Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	NR/Aaa		1,166,790
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,400,000		Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A/NR		$1,555,190
400,000		Stockton, CA, Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(Original Issue Yield: 6.43%), 9/1/2032	NR		424,016
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+/NR		426,276
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	A+/A1		1,040,620
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2002), 5.375% (AMBAC INS), 11/1/2018	AAA/Aaa		1,132,830
1,000,000		Vallejo, CA, Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	AAA/Aaa		1,222,680
1,000,000		Vista, CA, Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	BBB+/NR		1,060,080
965,000		Walnut, CA, Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut Improvement Project)/(AMBAC INS), 9/1/2019	AAA/Aaa		1,073,119
500,000		Watsonville, CA, Insured Hospital Refunding Revenue Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/ (California State INS)/(Original Issue Yield: 6.225%), 7/1/2012	NR		604,945
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(Original Issue Yield: 5.80%), 6/1/2031	A-/NR		1,047,880

		TOTAL			84,973,400

		Puerto Rico--2.3%
1,000,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.778% (FSA INS), 7/1/2015	AAA/NR		1,393,550
595,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3		634,062

		TOTAL			2,027,612

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $80,744,371)			87,001,012

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.2%
		Puerto Rico--0.2%
$200,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (AT AMORTIZED COST)	AAA/Aaa		$200,000

		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $80,944,371)[4]			87,201,012

		OTHER ASSETS AND LIABILITIES - NET-- 0.9%			800,005

		TOTAL NET ASSETS--100%			$88,001,017

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.8% of the Fund's portfolio calculated based upon total portfolio market value (unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 29, 2004, these securities amounted to $3,330,684 which represents 3.8% of total net assets. Included in these amounts are restricted securities which have been deemed liquid amounting to $1,895,030 and representing 2.2% of total net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

4 The cost of investments for federal tax purposes amounts to $80,940,891.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDFA	-- Housing Development Finance Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $80,944,371)		$87,201,012
Cash		18,455
Income receivable		1,122,788
Receivable for shares sold		109,833
Prepaid expenses		14,518

TOTAL ASSETS		88,466,606

Liabilities:
Payable for shares redeemed	$215,951
Income distribution payable	119,685
Net payable for swap contracts	76,561
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	6,482
Payable for distribution services fee (Note 5)	29,488
Payable for shareholder services fee (Note 5)	17,422

TOTAL LIABILITIES		465,589

Net assets for 7,882,669 shares outstanding		$88,001,017

Net Assets Consist of:
Paid in capital		$85,557,519
Net unrealized appreciation of investments and swap contracts		6,180,080
Accumulated net realized loss on investments		(3,737,987)
Undistributed net investment income		1,405

TOTAL NET ASSETS		$88,001,017

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($38,516,410 ÷ 3,450,084 shares outstanding)		$11.16

Offering price per share (100/95.50 of $11.16)[1]		$11.69

Redemption proceeds per share		$11.16

Class B Shares:
Net asset value per share ($49,484,607 ÷ 4,432,585 shares outstanding)		$11.16

Offering price per share		$11.16

Redemption proceeds per share (94.50/100 of $11.16)[1]		$10.55

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest			$2,308,457

Expenses:
Investment adviser fee (Note 5)		$174,348
Administrative personnel and services fee (Note 5)		88,648
Custodian fees		2,544
Transfer and dividend disbursing agent fees and expenses (Note 5)		26,139
Directors'/Trustees' fees		1,163
Auditing fees		7,211
Legal fees		2,632
Portfolio accounting fees (Note 5)		34,211
Distribution services fee--Class A Shares (Note 5)		46,510
Distribution services fee--Class B Shares (Note 5)		187,370
Shareholder services fee--Class A Shares (Note 5)		46,510
Shareholder services fee--Class B Shares (Note 5)		62,457
Share registration costs		14,236
Printing and postage		11,098
Insurance premiums		753
Miscellaneous		978

TOTAL EXPENSES		706,808

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(174,348)
Waiver of administrative personnel and services fee	(11,281)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,208)
Waiver of distribution services fee--Class A Shares	(46,510)
Reimbursement of other operating expenses	(66,021)

TOTAL WAIVERS AND REIMBURSEMENT		(299,368)

Net expenses			407,440

Net investment income			1,901,017

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments			68,910
Net change in unrealized appreciation of investments			3,698,207
Net change in unrealized depreciation on swap contacts			(76,561)

Net realized and unrealized gain on investments and swap contracts			3,690,556

Change in net assets resulting from operations			$5,591,573

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,901,017	$3,884,686
Net realized gain (loss) on investments	68,910	(359,282)
Net change in unrealized appreciation/depreciation of investments and swap contracts	3,621,646	(2,045,845)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,591,573	1,479,559

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(890,810)	(1,814,379)
Class B Shares	(1,008,689)	(2,068,626)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,899,499)	(3,883,005)

Share Transactions:
Proceeds from sale of shares	6,285,415	33,733,681
Net asset value of shares issued to shareholders in payment of distributions declared	1,077,766	1,856,331
Cost of shares redeemed	(10,582,273)	(34,893,556)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,219,092)	696,456

Change in net assets	472,982	(1,706,990)
Net Assets:
Beginning of period	87,528,035	89,235,025

End of Period (including undistributed (distributions in excess of) net investment income of $1,405 and $(113), respectively)	$88,001,017	$87,528,035

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at February 29, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	3/23/2001	$500,000

California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	7/3/2001	$500,000

California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/ (Original Issue Yield: 6.85%), 9/1/2032	5/10/2002	$394,864

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 29, 2004, the Fund had no net realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 29, 2004, the Fund had the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
9/24/2012	$5,000,000	3.64% Fixed	3.23%	$(76,561)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	460,317	$5,041,287	1,897,210	$20,793,050
Shares issued to shareholders in payment of distributions declared	40,939	450,857	72,904	800,301
Shares redeemed	(470,967)	(5,156,916)	(2,174,124)	(23,956,861)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	30,289	$335,228	(204,010)	$(2,363,510)

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	113,499	$1,244,128	1,172,170	$12,940,631
Shares issued to shareholders in payment of distributions declared	56,956	626,909	96,359	1,056,030
Shares redeemed	(495,082)	(5,425,357)	(997,658)	(10,936,695)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(324,627)	$(3,554,320)	270,871	$3,059,966

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(294,338)	$(3,219,092)	66,861	$696,456

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $80,940,891. The net unrealized appreciation of investments for federal tax purposes was $6,260,121. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,306,014 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,893.

At August 31, 2003, the Fund had a capital loss carryforward of $3,331,819 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 218,330

2008	$1,047,161

2009	$1,337,342

2010	$ 166,229

2011	$ 562,757

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004 the fees paid to FAS and FServ were $51,534 and $25,833, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended February 29, 2004, FSC retained $5,321 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $22,904, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,400,000 and $8,800,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Purchases	$4,921,077

Sales	$6,774,893

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 47.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.6% of total investments.

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

4031005 (4/04)

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.17	$11.22	$11.06	$10.64	$10.62	$11.09
Income From Investment Operations:
Net investment income	0.22	0.45	0.50 [1]	0.53	0.53	0.53
Net realized and unrealized gain (loss) on investments and swap contracts	0.46	(0.05)	0.16 [1]	0.42	0.02	(0.47)

TOTAL FROM INVESTMENT OPERATIONS	0.68	0.40	0.66	0.95	0.55	0.06

Less Distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.50)	(0.53)	(0.53)	(0.53)

Net Asset Value, End of Period	$11.63	$11.17	$11.22	$11.06	$10.64	$10.62

Total Return[2]	6.11%	3.58%	6.15%	9.12%	5.39%	0.47%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.84%[3]	3.96%	4.53%[1]	4.86%	5.07%	4.81%

Expense waiver[4]	0.36%[3]	0.36%	0.39%	0.42%	0.52%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$161,071	$147,959	$134,718	$107,043	$89,177	$74,510

Portfolio turnover	5%	15%	19%	13%	40%	17%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--98.7%
	Michigan--98.7%
$1,020,000	Allen Park, MI, Public School District, School Building & Site UT GO Bonds, 3.00% (Q-SBLF GTD), 5/1/2008	AA+/Aa1		$1,060,463
500,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	AA+/Aa1		579,730
1,000,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	AA+/Aa1		1,144,020
500,000	Anchor Bay, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2012	AA+/Aa1		570,000
1,070,000	Anchor Bay, MI, School District, UT GO Bonds (Series 1999I), 5.75% (FGIC INS and Q-SBLF)/(Original Issue Yield: 5.80%), 5/1/2014 Prerefunded 5/1/2009 @100	AAA/Aaa		1,253,066
500,000	Ann Arbor, MI, Public School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2011	AA+/Aa1		571,025
500,000	Ann Arbor, MI, Water Supply System, Refunding Revenue Bonds (Series Y), 5.00% (MBIA Insurance Corp. INS), 2/1/2010	AAA/Aaa		567,460
600,000	Avondale, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa1		677,946
500,000	Avondale, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2010	AA+/Aa1		568,735
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2014	AAA/Aaa		1,256,138
1,215,000	Bridgeport Spaulding, MI, Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AA+/Aa1		1,399,887
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	AAA/Aaa		1,238,029
2,050,000	Caledonia, MI, Community Schools, UT GO Bonds, 5.40% (Q-SBLF GTD)/(Original Issue Yield: 5.48%), 5/1/2018	AA+/Aa1		2,310,821
1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.63%), 5/1/2018	AAA/Aaa		2,023,677
1,070,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2014	AA+/Aa1		1,217,917
1,245,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,399,430
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,690,000	Chippewa Valley, MI, Schools, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa1		$1,909,548
1,775,000	Chippewa Valley, MI, Schools, School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AA+/Aa1		2,045,102
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		1,062,890
1,070,000	Detroit, MI, Building Authority, Parking & Arena System Revenue Bonds (Series 1998A), 5.25% (MBIA Insurance Corp. INS), 7/1/2008	AAA/Aaa		1,212,791
2,665,000	Detroit, MI, City School District, UT GO Bonds (Series 2001A), 5.50% (Q-SBLF GTD), 5/1/2009	AA+/Aa1		3,073,038
1,000,000	Detroit, MI, Convention Facility Special Tax Refunding Revenue Bonds (Series 2003), 5.00% (Cobo Hall Project)/ (MBIA Insurance Corp. INS), 9/30/2009	AAA/Aaa		1,132,190
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	AAA/Aaa		1,545,303
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	AAA/Aaa		1,072,310
1,000,000	Detroit, MI, UT GO Bonds (Series 2001A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	AAA/Aaa		1,126,330
1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA/Aaa		1,112,440
1,000,000	Dickinson County, MI, EDC, Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	BBB/Baa2		1,109,020
1,925,000	East Grand Rapids, MI, Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019	AA+/Aa1		2,176,135
1,000,000	Ecorse, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.59%), 5/1/2017	AAA/Aaa		1,128,860
1,120,000	Ferndale, MI, Refunding UT GO Bonds, 4.50% (FGIC INS), 4/1/2008	AAA/Aaa		1,230,690
2,160,000	Ferndale, MI, School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		2,427,926
2,000,000	Forest Hills, MI, Public School, UT GO Bonds, 5.25% (Original Issue Yield: 5.50%), 5/1/2019	NR/Aa2		2,205,320
250,000	Garden City, MI, School District, UT GO Refunding Bonds, 5.90% (Q-SBLF GTD)/(FSA INS), 5/1/2005	AAA/Aaa		254,705
565,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.00% (Q-SBLF GTD)/(FSA INS), 5/1/2006	AAA/Aaa		575,735
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$515,000	Garden City, MI School District, UT GO Refunding Bonds, 6.10% (Q-SBLF GTD)/(FSA INS), 5/1/2007	AAA/Aaa		$524,873
1,000,000	Harper Creek, MI, Community School District, UT GO Bonds, 5.125% (Q-SBLF GTD)/(Original Issue Yield: 5.21%), 5/1/2021	AA+/Aa1		1,082,960
1,000,000	Hartland, MI, Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	AAA/Aa1		1,130,240
1,650,000	Hartland, MI, Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010	AAA/Aa1		1,947,066
1,315,000	Hazel Park, MI, School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2013	AA+/Aa1		1,480,243
1,275,000	Hazel Park, MI, School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2008	AA+/Aa1		1,427,273
1,660,000	Hemlock, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2018	AAA/Aa1		1,887,254
1,375,000	Howell, MI, Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014	AAA/Aa1		1,564,915
2,000,000	Howell, MI, Public Schools, UT GO Bonds, 5.875% (Q-SBLF, United States Treasury GTD and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 5/1/2022	AAA/Aaa		2,354,340
2,000,000	Jackson County, MI, Public Schools, UT GO Bonds, 5.60% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2019	AAA/Aaa		2,292,360
1,350,000	Kalamazoo, MI, City School District, Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013	AAA/Aaa		1,514,052
1,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2015	AA/Aa3		1,110,280
1,925,000	Lake Fenton, MI, Community Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2017	AA+/Aa1		2,202,238
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	AAA/Aaa		1,910,596
1,500,000	Lakeshore, MI, Public Schools, UT GO Bonds, 5.70% (Q-SBLF, United States Treasury GTD and MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.92%), 5/1/2022	AAA/Aaa		1,596,450
1,000,000	Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000), 5.40% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.50%), 5/1/2016	AAA/Aaa		1,137,160
500,000	Lansing, MI, Sewer Disposal System, Refunding Revenue Bonds, 5.00% (FGIC INS), 5/1/2011	AAA/Aaa		571,725
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Madison, MI, District Public Schools, Refunding UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS), 5/1/2015	AAA/Aaa		$1,130,650
1,000,000	Marquette, MI, Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 1996D), 5.30% (Marquette General Hospital, MI)/(FSA INS), 4/1/2005	AAA/Aaa		1,046,620
2,000,000	Mattawan, MI, Consolidated School District, UT GO Bonds, 5.65% (Q-SBLF GTD)/(FSA INS)/(Original Issue Yield: 5.67%), 5/1/2018	AAA/Aaa		2,305,760
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds (Series XVII-A), 5.65% (AMBAC LOC), 6/1/2010	AAA/Aaa		1,435,442
1,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,711,185
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		1,190,360
1,455,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,635,696
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund), 10/1/2013	AAA/Aaa		2,592,588
2,500,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 1/1/2010	AAA/Aaa		2,867,925
1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	AA/Aa2		1,133,270
1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series II), 5.00% (MBIA Insurance Corp. INS), 10/15/2008	AAA/Aaa		1,129,590
2,270,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.50%, 10/1/2008	AA/Aa3		2,610,069
1,000,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.50%, 10/1/2008	AA/Aa2		1,148,860
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.00% (FSA INS), 5/15/2008	AAA/Aaa		1,121,140
1,500,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI), 3/1/2013	A-/A1		1,676,640
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	A/A1		1,104,620
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John Hospital, MI)/(AMBAC INS)/(Original Issue Yield: 5.05%), 5/15/2013	AAA/Aaa		$1,114,370
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	A+/A2		1,420,029
1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/ (Original Issue Yield: 6.14%), 12/1/2020	AA-/Aa3		1,320,806
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 5.10% (McLaren Healthcare Corp.)/ (Original Issue Yield: 5.15%), 6/1/2013	NR/A1		1,056,730
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 8/15/2014	AAA/Aaa		2,319,600
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/(Original Issue Yield: 5.26%), 8/15/2011	NR/Aa2		1,483,324
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/ (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa		2,326,140
1,500,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2010	A/A2		1,657,605
1,000,000	Michigan State Housing Development Authority (Series A) Rental Housing Revenue Bonds, 5.55% (MBIA Insurance Corp. INS), 4/1/2004	AAA/Aaa		1,003,280
570,000	Michigan State Housing Development Authority, LO Multifamily Housing Refunding Revenue Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA Collateralized Home Mortgage Program GTD), 7/20/2019	NR/Aaa		621,830
1,000,000	Michigan State Housing Development Authority, Revenue Bonds (Series E), 5.55%, 12/1/2007	AA+/NR		1,051,350
1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA Insurance Corp. INS), 12/1/2016	AAA/Aaa		1,070,070
250,000	Michigan State Strategic Fund, LT Obligation Refunding Revenue Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	BBB-/Baa1		273,150
820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	A-/NR		898,695
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$325,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018 Prerefunded 7/1/2008 @100	A-/NR		$372,752
175,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	A-/NR		192,901
950,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 1998A), 5.25%, 11/1/2012	AA/Aa3		1,106,522
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (FSA INS), 11/1/2018	AAA/Aaa		1,142,770
3,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2007	AA+/Aa1		3,358,080
2,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2008	AA+/Aa1		2,265,400
1,250,000	Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.86%), 5/1/2020	AAA/Aaa		1,484,950
4,250,000	Monroe County, MI, PCA, PCR Bonds (Series A), 6.35% (Detroit Edison Co.)/(AMBAC INS), 12/1/2004	AAA/Aaa		4,417,450
1,200,000	Newaygo, MI, Public Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2014	AA+/Aa1		1,390,920
1,765,000	Oakland County, MI, EDC, LO Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(First of America Bank LOC), 6/1/2014	NR/Aa3		2,016,212
1,130,000	Oakland University, MI, Revenue Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.835%), 5/15/2015	AAA/Aaa		1,212,072
1,250,000	Orchard View, MI, Schools, School Building & Site Bonds (Series 2003), 5.00% (Q-SBLF GTD), 5/1/2010	AA+/Aa1		1,421,838
1,000,000	Paw, MI, Public School District, School Building & Site UT GO Bonds, 5.50% (Q-SBLF GTD)/(Original Issue Yield: 5.60%), 5/1/2020	AA+/Aa1		1,173,710
1,625,000	River Rouge, MI, School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2009	AAA/Aaa		1,837,794
1,155,000	Romeo, MI, Community School District, Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(Original Issue Yield: 5.12%), 5/1/2012	AA+/Aa1		1,291,937
1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2011 Prerefunded 5/1/2009 @100	AAA/Aaa		1,384,403
1,500,000	Saginaw, MI, Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/ (MBIA Insurance Corp. INS), 7/1/2013	AAA/Aaa		1,720,890
2,000,000	Saline, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (Q-SBLF GTD), 5/1/2018	AA+/Aa1		2,375,920
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Sault Ste Marie, MI, Area Public Schools, UT GO Bonds, 5.375% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2019	AAA/Aaa		$1,121,070
675,000	South Lyon, MI, Community School District, UT GO Bonds (Series A), 5.75% (Q-SBLF GTD)/(Original Issue Yield: 5.85%), 5/1/2019	AA+/Aa1		781,157
1,000,000	Utica, MI, Community Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2012	AA+/Aa1		1,140,000
1,000,000	Utica, MI, Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,148,090
1,000,000	Waverly, MI, Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (FGIC INS), 5/1/2015	AAA/Aaa		1,158,500
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.40%), 6/1/2009	AAA/Aaa		1,100,720
1,775,000	West Bloomfield, MI, School District, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 5/1/2015	AAA/Aaa		2,022,666
1,000,000	West Branch Rose City, MI, Area School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.60%), 5/1/2017	AAA/Aaa		1,130,650
600,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00% (Q-SBLF GTD), 5/1/2006	AA+/Aa1		634,464
800,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00% (Q-SBLF GTD), 5/1/2007	AA+/Aa1		857,904
1,000,000	Western Michigan University, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 11/15/2009	AAA/Aaa		1,139,230
1,025,000	Whitehall, MI, District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,174,547
1,710,000	Woodhaven-Brownstown, MI, School District, UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,948,083

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $146,209,997)			158,953,698

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPALS--0.1%
	Puerto Rico--0.1%
$100,000	Puerto Rico Government Development Bank, Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	AAA/Aaa		$100,000

	TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $146,309,997)[2]			159,053,698

	OTHER ASSETS AND LIABILITIES - NET--1.2%			2,017,603

	TOTAL NET ASSETS--100%			$161,071,301

Securities that are subject to federal alternative minimum tax (AMT) represent 7.0% of the Fund's portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $146,304,531.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $146,309,997)		$159,053,698
Cash		54,246
Income receivable		2,371,432
Receivable for shares sold		207,531
Prepaid expenses		9,810

TOTAL ASSETS		161,696,717

Liabilities:
Payable for shares redeemed	$273,319
Income distribution payable	260,814
Net payable for swap contracts	76,561
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,866
Payable for shareholder services fee (Note 5)	8,856

TOTAL LIABILITIES		625,416

Net assets for 13,853,242 shares outstanding		$161,071,301

Net Assets Consist of:
Paid in capital		$149,280,646
Net unrealized appreciation of investments and swap contracts		12,667,140
Accumulated net realized loss on investments and swap contracts		(878,229)
Undistributed net investment income		1,744

TOTAL NET ASSETS		$161,071,301

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($161,071,301 ÷ 13,853,242 shares outstanding)		$11.63

Offering price per share (100/97.00 of $11.63)[1]		$11.99

Redemption proceeds per share		$11.63

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest			$3,337,678

Expenses:
Investment adviser fee (Note 5)		$307,393
Administrative personnel and services fee (Note 5)		70,424
Custodian fees		3,694
Transfer and dividend disbursing agent fees and expenses (Note 5)		27,325
Directors'/Trustees' fees		1,380
Auditing fees		7,030
Legal fees		2,513
Portfolio accounting fees (Note 5)		28,530
Shareholder services fee (Note 5)		192,120
Share registration costs		11,654
Printing and postage		9,320
Insurance premiums		779
Miscellaneous		1,269

TOTAL EXPENSES		663,431

Waivers (Note 5):
Waiver of investment adviser fee	$(124,849)
Waiver of administrative personnel and services fee	(7,748)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,500)
Waiver of shareholder services fee	(138,327)

TOTAL WAIVERS		(275,424)

Net expenses			388,007

Net investment income			2,949,671

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments			18,876
Net change in unrealized appreciation of investments			6,256,027
Net change in unrealized depreciation on swap contracts			(76,561)

Net realized and unrealized gain on investments and swap contracts			6,198,342

Change in net assets resulting from operations			$9,148,013

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,949,671	$5,759,327
Net realized gain on investments and swap contracts	18,876	307,593
Net change in unrealized appreciation/depreciation of investments and swap contracts	6,179,466	(1,352,960)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,148,013	4,713,960

Distributions to Shareholders:
Distributions from net investment income	(2,947,902)	(5,757,724)

Share Transactions:
Proceeds from sale of shares	21,936,751	59,592,314
Net asset value of shares issued to shareholders in payment of distributions declared	1,355,790	2,214,944
Cost of shares redeemed	(16,380,678)	(47,522,583)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,911,863	14,284,675

Change in net assets	13,111,974	13,240,911
Net Assets:
Beginning of period	147,959,327	134,718,416

End of period (including undistributed (distributions in excess of) net investment income of $1,744 and $(25), respectively)	$161,071,301	$147,959,327

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and Michigan municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 29, 2004, the Fund had no net realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 29, 2004, the Fund had the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
9/24/2012	$5,000,000	3.64% Fixed	3.23%	$(76,561)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/29/2004	Year Ended 8/31/2003
Shares sold	1,917,944	5,255,610
Shares issued to shareholders in payment of distributions declared	118,170	195,608
Shares redeemed	(1,432,417)	(4,210,355)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	603,697	1,240,863

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $146,304,531. The net unrealized appreciation of investments for federal tax purposes was $12,749,167. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,749,167.

At August 31, 2003, the Fund had a capital loss carryforward of $901,863 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 95,081

2008	$ 804,301

2009	$ 2,481

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004, the fees paid to FAS and FServ were $41,843 and $20,833, respectively, after voluntary waiver, if applicable.

Sales Charges

For the six months ended February 29, 2004, Federated Securities Corp., the principal distributor, retained $14 in sales charges from the sale of Fund Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $18,959, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $14,400,000 and $15,900,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Purchases	$15,982,738

Sales	$7,092,536

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 44.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.3% of total investments.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923302

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

3032602 (4/04)

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,				Three Months Ended	Year Ended
	2/29/04	2003	2002	2001	2000	8/31/99 [1,2]	5/31/99
Net Asset Value, Beginning of Period	$10.92	$11.07	$10.99	$10.45	$10.44	$10.72	$10.89
Income from Investment Operations:
Net investment income	0.23	0.48	0.50 [3]	0.50	0.49	0.11	0.47
Net realized and unrealized gain (loss) on investments futures contracts and swap contracts	0.48	(0.15)	0.08 [3]	0.54	0.02	(0.28)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.71	0.33	0.58	1.04	0.51	(0.17)	0.40

Less Distributions:
Distributions from net investment income	(0.23)	(0.48)	(0.50)	(0.50)	(0.49)	(0.11)	(0.47)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.01)	--	(0.10)

TOTAL DISTRIBUTIONS	(0.23)	(0.48)	(0.50)	(0.50)	(0.50)	(0.11)	(0.57)

Net Asset Value, End of Period	$11.40	$10.92	$11.07	$10.99	$10.45	$10.44	$10.72

Total Return[4]	6.59%	2.93%	5.48%	10.23%	5.14%	(1.56)%	3.65%

Ratios to Average Net Assets:

Expenses	0.79%[5]	0.79%	0.79%	0.79%	0.79%	0.64%[5]	0.52%

Net investment income	4.19%[5]	4.22%	4.62%[3]	4.71%	4.77%	4.27%[5]	4.28%

Expense waiver/ reimbursement[6]	0.49%[5]	0.49%	0.61%	0.68%	0.79%	1.22%[5]	0.75%

Supplemental Data:

Net assets, end of period (000 omitted	$61,464	$82,430	$55,261	$47,235	$41,449	$41,182	$40,177

Portfolio turnover	8%	16%	21%	28%	66%	40%	18%

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

2 Beginning with the three months ended August 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing remium on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.3%
		North Carolina--87.4%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	NR/Aaa		$1,328,552
955,000		Asheville, NC Housing Authority, Multifamily Housing Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/ (FNMA GTD) 9/1/2033	AAA/NR		1,028,516
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 6/1/2026	NR/Aaa		543,905
1,330,000		Cabarrus County, NC, COP (Series 2002), 5.25%, 2/1/2018	AA-/Aa3		1,483,881
500,000		Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007	AA-/Aa2		513,775
2,000,000		Charlotte, NC Airport, Revenue Bonds (Series B), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA/Aaa		2,263,980
1,000,000		Charlotte, NC, COP, 5.50% (Charlotte Convention Facilities)/ (Original Issue Yield: 5.70%), 12/1/2020	AA+/Aa2		1,129,400
1,000,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	BBB/Baa2		1,042,010
1,000,000		Cumberland County, NC, UT GO Bonds, 5.70% (Original Issue Yield: 5.78%), 3/1/2017	AA-/Aa3		1,160,190
500,000		Dare County, NC, COP (Series 2002), 5.00% (AMBAC INS), 6/1/2023	AAA/Aaa		528,850
1,000,000		Durham County, NC, Multifamily Housing Revenue Bonds, 5.65% TOBs (Alston Village Apartments)/(FNMA GTD) 3/1/2034	AAA/NR		1,071,440
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (FSA INS)/(Original Issue Yield: 5.79%), 3/1/2019	AAA/Aaa		1,190,010
1,000,000		Forsyth County, NC, COP, 5.375%, 10/1/2022	AA+/Aa1		1,099,760
900,000		Gastonia, NC Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 5/1/2019	AAA/Aaa		1,034,055
500,000		Greensboro, NC Enterprise System, Water and Sewer System Revenue Bonds (Series A), 5.125% (Original Issue Yield: 5.24%), 6/1/2020	AA+/Aa3		541,395
750,000		Harnett County, NC, COP, 5.50% (FSA INS), 12/1/2015	AAA/Aaa		866,325
1,000,000		Haywood County, NC Industrial Facilties & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	NR/Baa2		1,071,830
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA/Aa3		1,147,690
1,500,000		Martin County, NC IFA (Series 1995) Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	BBB/Baa2		1,540,080
1,000,000		New Hanover County, NC, COP, 5.00% (AMBAC INS), 3/1/2018	AAA/Aaa		1,098,360
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,000,000		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2003A), 5.25% (Johnson & Wales University)/(XL Capital Assurance Inc. INS), 4/1/2021	AAA/Aaa		$1,096,470
500,000		North Carolina Eastern Municipal Power Agency, Power Supply Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.33%), 1/1/2026	BBB/Baa3		504,925
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa3		537,455
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB/Baa3		568,990
975,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA/Aa2		1,027,543
885,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA/Aa2		947,640
300,000		North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	AAA/Aaa		329,454
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031	NR		515,090
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/ (Original Issue Yield: 6.40%), 3/1/2027	NR		504,480
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/ (Original Issue Yield: 7.00%), 10/1/2021	NR		539,910
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	NR		506,365
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A-/NR		1,097,870
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	A/A2		262,852
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	A/A2		208,000
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/ (Radian Asset Assurance INS), 10/1/2019	AA/NR		1,361,807
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA/NR		683,256
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,000,000		North Carolina Medical Care Commission, Health System Revenue Bonds, 5.25% (Mission-St. Josephs Health System)/(Original Issue Yield: 5.48%), 10/1/2026	AA/Aa3		$1,053,290
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	AAA/Aaa		1,087,770
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	A/NR		1,032,310
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	A/A3		1,094,820
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance INS), 10/1/2018	AA/NR		763,001
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021	NR		252,130
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(Original Issue Yield: 6.50%), 7/1/2023	NR		509,615
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+/Baa1		1,123,940
1,320,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds, 10.50% (Catawba Electric)/(United States Treasury GTD), 1/1/2010	AAA/#Aaa		1,699,328
1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	AA/NR		1,048,220
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	AAA/Aaa		1,394,220
1,000,000		Pitt County, NC, COP (Series 2000B), 5.50% (FSA INS)/ (Original Issue Yield: 5.63%), 4/1/2025	AAA/Aaa		1,100,310
1,500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(United States Treasury GTD)/(Original Issue Yield: 5.85%), 12/1/2021	NR/#Aaa		1,618,200
2,000,000		Randolph County, NC, COP (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	AAA/Aaa		2,349,700
1,785,000		Rockingham, NC, COP, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 4/1/2018	AAA/Aaa		1,946,810
890,000		University of North Carolina System Pool, Revenue Bonds (Series A), 5.25% (University of North Carolina)/ (AMBAC INS), 4/1/2021	AAA/Aaa		983,014
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$500,000		Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%) 6/1/2018	NR/Aaa		$577,020
1,500,000		Wilson, NC Combined Enterprise System, Revenue Bonds (Series 2002), 5.25% (FSA INS), 12/1/2018	NR/Aaa		1,681,245

		TOTAL			53,691,054

		Puerto Rico--8.9%
1,500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.778% (FSA INS), 7/1/2015	AAA/NR		2,090,325
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.94139% (AMBAC INS), 1/1/2010	NR		1,380,480
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	A/Baa1		518,680
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3		420,932
1,000,000		Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (Original Issue Yield: 5.80%), 8/1/2030	BBB+/Baa3		1,083,550

		TOTAL			5,493,967

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $54,113,779)			59,185,021

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--3.4%
		Puerto Rico--2.3%
$1,400,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa		$1,400,000

		North Carolina--1.1%
700,000		North Carolina Medical Care Commission (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	AA/NR		700,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,100,000

		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $56,213,779)[3]			61,285,021

		OTHER ASSETS AND LIABILITIES -- NET--0.3%			179,072

		TOTAL NET ASSETS--100%			$61,464,093

Securities subject to the federal alternative minimum tax (AMT) represent 17.0% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 29, 2004, these securities amounted to $3,470,805 which represents 5.6% of total net assets.

3 The cost of investments for federal tax purposes amounts to $56,211,387.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
PCFA	--Pollution Control Finance Authority
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $56,213,779)		$61,285,021
Income receivable		891,804
Cash		57,744
Receivable for investments sold		25,000
Receivable for shares sold		293,149
Prepaid expense		6,902

TOTAL ASSETS		62,559,620

Liabilities:
Payable for investments purchased	$500,695
Payable for shares redeemed	129,938
Income distribution payable	81,090
Net payable for swap contracts	371,676
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	163
Payable for shareholders services fee (Note 5)	11,965

TOTAL LIABILITIES		1,095,527

Net assets for 5,393,179 shares outstanding		$61,464,093

Net Assets Consist of:
Paid in capital		$56,809,802
Net unrealized appreciation of investments and swap contacts		4,699,566
Accumulated net realized loss on investments, futures contracts and swap contracts		(46,757)
Undistributed net investment income		1,482

TOTAL NET ASSETS		$61,464,093

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net asset value per share ($61,464,093 ÷ 5,393,179 shares outstanding)		$11.40

Offering price per share (100/95.50 of $11.40)[1]		$11.94

Redemption proceeds per share		$11.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest			$1,927,774

Expenses:
Investment adviser fee (Note 5)		$154,720
Administrative personnel and services fee (Note 5)		70,424
Custodian fees		2,742
Transfer and dividend disbursing agent fees and expenses (Note 5)		19,913
Directors'/Trustees' fees		1,136
Auditing fees		6,450
Legal fees		3,019
Portfolio accounting fees (Note 5)		27,795
Distribution services fee (Note 5)		96,700
Shareholder services fee (Note 5)		96,700
Share registration costs		9,051
Printing and postage		8,339
Insurance premiums		734
Miscellaneous		642

TOTAL EXPENSES		498,365

Waivers (Note 5):
Waiver of investment adviser fee	$(82,459)
Waiver of administrative personnel and services fee	(8,018)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,720)
Waiver of distribution services fee	(96,700)

TOTAL WAIVERS		(190,897)

Net expenses			307,468

Net investment income			1,620,306

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			772,407
Net realized loss on futures contracts			(177,293)
Net change in unrealized appreciation of investments			3,263,939
Net change in unrealized appreciation of swap contracts			(439,126)

Net realized and unrealized gain on investments, futures contracts and swap contracts			3,419,927

Change in net assets resulting from operations			$5,040,233

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,620,306	$2,936,472
Net realized gain (loss) on investments, futures contracts and swap contracts	595,114	(237,392)
Net change in unrealized appreciation/depreciation of investments and swap contracts	2,824,813	(1,365,873)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,040,233	1,333,207

Distributions to Shareholders:
Distributions from net investment income	(1,618,884)	(2,934,354)

Share Transactions:
Proceeds from sale of shares	7,888,590	39,633,760
Net asset value of shares issued to shareholders in payment of distributions declared	768,132	1,131,254
Cost of shares redeemed	(33,043,832)	(11,995,218)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,387,110)	28,769,796

Change in net assets	(20,965,761)	27,168,649

Net Assets:
Beginning of period	82,429,854	55,261,205

End of period (including undistributed net investment income of $1,482 and $60, respectively)	$61,464,093	$82,429,854

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases index financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into an index financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended February 29, 2004, the Fund had realized losses of $177,293 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At February 29, 2004, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 29, 2004, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 29, 2004, the Fund had the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
4/25/2014	$7,500,000	4.08% Fixed	3.42%	$(371,676)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/29/2004	Year Ended 8/31/2003
Shares sold	703,313	3,537,083
Shares issued to shareholders in payment of distributions declared	68,272	101,455
Shares redeemed	(2,929,003)	(1,077,793)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,157,418)	(2,560,745)

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $56,211,387. The net unrealized appreciation of investments for federal tax purposes was $5,073,634. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,079,288 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,654.

At August 31, 2003, the Fund had a capital loss carryforward of $332,559, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004 the fees paid to FAS and FServ were $41,573 and $20,833, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended February 29, 2004, FSC retained $23,320 in sales charges from the sale of the Fund's Shares. FSC also retained $575 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $18,426, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $16,600,000 and $14,900,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Purchases	$5,741,824

Sales	$30,592,680

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 49.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 21.1% of total investments.

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923500

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02671-04 (4/04)

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.44	$10.59	$10.80	$10.29	$10.36	$11.00
Income From Investment Operations:
Net investment income	0.23	0.44	0.49 [1]	0.52	0.53	0.53
Net realized and unrealized gain (loss) on investments and swap contracts	0.45	(0.15)	(0.20)[1]	0.51	(0.07)	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.68	0.29	0.29	1.03	0.46	(0.11)

Less Distributions:
Distributions from net investment income	(0.23)	(0.44)	(0.50)	(0.52)	(0.53)	(0.53)

Net Asset Value, End of Period	$10.89	$10.44	$10.59	$10.80	$10.29	$10.36

Total Return[2]	6.56%	2.81%	2.79%	10.29%	4.64%	(1.11)%

Ratios to Average Net Assets:

Expenses	0.61%[3]	0.76%	0.91%	0.91%	0.84%	0.70%

Net investment income	4.31%[3]	4.19%	4.72%[1]	4.97%	5.23%	4.89%

Expense waiver/reimbursement[4]	1.05%[3]	1.16%	1.10%	1.39%	1.42%	1.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$28,203	$26,673	$23,466	$23,011	$21,392	$24,347

Portfolio turnover	2%	8%	35%	40%	31%	24%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	2/29/2004	8/31/2003 [1]
Net Asset Value, Beginning of Period	$10.44	$10.65
Income From Investment Operations:
Net investment income	0.19	0.36
Net realized and unrealized gain (loss) on investments and swap contracts	0.45	(0.21)

TOTAL FROM INVESTMENT OPERATIONS	0.64	0.15

Less Distributions:
Distributions from net investment income	(0.19)	(0.36)

Net Asset Value, End of Period	$10.89	$10.44

Total Return[2]	6.16%	1.42%

Ratios to Average Net Assets:

Expenses	1.36%[3]	1.51%[3]

Net investment income	3.56%[3]	3.36%[3]

Expense waiver/reimbursement[4]	0.80%[3]	0.91%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$22,349	$19,000

Portfolio turnover	2%	8%

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.1%
		New York--91.9%
$500,000		Albany, NY, IDA, Civic Facility Revenue Bonds (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	AA/NR		$543,465
500,000		Amherst, NY, IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025	AAA/Aaa		568,080
785,000		Dutchess County, NY, IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1		820,419
500,000		East Rochester, NY, Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility, LLC)/(GNMA GTD), 12/20/2022	AAA/NR		541,150
750,000		Erie County, NY, Public Improvement UT GO Bonds (Series 2003A), 5.25% (FGIC INS), 3/15/2020	NR/Aaa		832,305
500,000		Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB/Baa2		520,745
500,000		Hempstead Town, NY, IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	A/Baa1		511,400
220,000		Islip, NY, Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	NR/Aaa		242,095
1,000,000		Long Island Power Authority, Electric System General Revenue Bonds (Series 2003B), 5.25%, 12/1/2014	A-/Baa1		1,129,390
750,000		Long Island Power Authority, Electric System Revenue Bonds (Series A), 5.50% (FSA INS), 12/1/2012	AAA/Aaa		896,032
500,000		Madison County, NY, IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	AA-/Aa3		530,825
750,000		Metropolitan Transportation Authority, NY, Refunding Revenue Bonds (Series 2002A), 5.50% (AMBAC INS), 11/15/2018	AAA/Aaa		860,047
500,000		Monroe County, NY, IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.25%), 6/1/2026	AA/NR		531,420
500,000		Monroe County, NY, IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021	NR/Aaa		547,535
210,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3		236,580
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$305,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2012	A/Baa1		$325,941
330,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2013	A/Baa1		352,658
500,000		Nassau County, NY, IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center, LLC)/(KeySpan Corp. GTD), 6/1/2027	A/A3		513,650
500,000		Nassau County, NY, Interim Finance Authority, Sales Tax Secured Bonds (Series 2003A), 5.00% (AMBAC INS), 11/15/2019	AAA/Aaa		547,700
625,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2002A), 5.50% (FSA INS), 2/15/2019	AAA/Aaa		700,675
440,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2003A), 5.00% (AMBAC INS), 2/15/2011	AAA/Aaa		498,912
500,000		New York City, NY, IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/ (Original Issue Yield: 6.45%), 9/1/2015	NR/Baa2		526,080
250,000		New York City, NY, IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	AAA/Aaa		283,402
400,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	NR/Baa3		423,136
300,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	A/NR		314,493
200,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	NR/Baa3		207,952
1,000,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co., Inc.)/(American Capital Access INS), 10/1/2023	A/NR		1,038,970
350,000		New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	NR		360,965
500,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		500,860
500,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	BB+/Ba2		379,800
500,000		New York City, NY, Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	AA/Aa2		520,585
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (Series 2003), 5.25% (AMBAC INS), 8/1/2022	AAA/Aaa		$543,765
500,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2001C), 5.375%, 2/1/2015	AA+/Aa2		561,315
500,000		New York City, NY, GO UT Bonds, 7.25% (Original Issue Yield: 7.55%), 8/15/2004 (@101)	A/#Aaa		519,690
515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	A/A2		575,028
500,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	A/A2		548,005
500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	BBB/Baa2		495,405
500,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.375% (New York City, NY), 5/15/2023	A/A3		540,710
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(FGIC INS), 5/15/2021	AAA/Aaa		583,665
500,000		New York State Dormitory Authority, FHA-INS Mortgage Hospital Revenue Bonds (Series 2003), 5.00% (Lutheran Medical Center)/(MBIA Insurance Corp. INS), 8/1/2016	AAA/Aaa		550,020
500,000		New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(FHA and MBIA Insurance Corp. INS), 8/1/2041	AAA/Aaa		561,110
1,000,000		New York State Dormitory Authority, INS Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	AA/NR		1,152,840
750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	AAA/Aaa		799,822
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New York)/ (FSA INS)/(Original Issue Yield: 6.05%), 7/1/2018	AAA/Aaa		604,860
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2000B), 6.25% (Mt. Sinai NYU Health Obligated Group), 7/1/2022	BB/Ba1		253,350
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/(FSA INS), 7/1/2013	AAA/Aaa		843,533
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC INS), 7/1/2022	AAA/Aaa		$532,050
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002D), 5.00% (School Districts Financing Program)/ (MBIA Insurance Corp. INS), 10/1/2012	AAA/Aaa		572,600
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	NR/Aa3		775,703
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023	NR/A3		263,303
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	AA/NR		561,080
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	NR/Baa1		787,095
900,000		New York State Dormitory Authority, Revenue Bonds (Series A), 6.50% (University of Rochester, NY)/(Original Issue Yield: 6.582%), 7/1/2019	A+/A1		935,145
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.30%), 7/1/2020	AA/NR		266,725
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	AAA/Aaa		535,335
500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	NR/Ba3		459,745
400,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022	AAA/Aaa		426,972
500,000		New York State Environmental Facilities Corp., Revenue Bonds (Series 2002A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021	AAA/Aaa		549,860
300,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2002A), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2004	BBB/NR		301,119
500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB+/Baa1		520,890
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA/Aaa		$936,783
110,000		New York State HFA, Revenue Bond, 6.375%, 9/15/2015	AA-/A3		120,965
5,000		New York State HFA, Revenue Bond, 6.375%, 9/15/2015	AA-/A3		5,434
500,000		New York State HFA, Revenue Bonds (Series 2003A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2021	AA/NR		545,665
965,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA GTD), 2/15/2035	AA/Aa2		1,025,419
1,000,000		New York State Medical Care Facilities Finance Agency, Revenue Bonds (Series B), 6.60% (FHA GTD)/(Original Issue Yield: 6.625%), 8/15/2034	AA/Aa2		1,044,670
500,000		New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	AA-/Aa2		536,650
500,000		New York State Thruway Authority (Series 2003A), 5.25% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(MBIA Insurance Corp. INS), 4/1/2014	AAA/Aaa		572,875
500,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Revenue Bonds (Series 2002A), 5.50% TOBs (New York State), Mandatory Tender 1/1/2011	AA-/A3		574,305
750,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2019	AA/NR		833,520
500,000		New York State Urban Development Corp., Revenue Bonds (Series A-1), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 12/15/2013	AA/A1		568,680
500,000		Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2015	BBB/Baa1		537,925
400,000		Niagara Falls, NY, City School District, COPs (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-/Baa3		407,232
500,000		Port Authority of New York and New Jersey, Revenue Bonds (128th Series), 5.00% (FSA INS), 11/1/2019	AAA/Aaa		545,835
500,000		Port Authority of New York and New Jersey, Revenue Bonds (Series 96), 6.60% (FGIC INS)/(Original Issue Yield: 6.65%), 10/1/2023	AAA/Aaa		520,810
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		Suffolk County, NY, IDA, IDRBs (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	NR		$485,410
500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A-1), 5.50% (New York State), 6/1/2019	AA-/A3		553,255
440,000		Tompkins County, NY, IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	BBB/NR		452,478
1,000,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 2001A), 5.00% (Original Issue Yield: 5.09%), 1/1/2032	AA-/Aa3		1,040,390
500,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	NR/A3		515,655
500,000		Westchester County, NY, IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	AA/NR		534,385
175,000		Westchester County, NY, IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	NR		179,496
500,000		Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	BB/NR		512,490

		TOTAL			46,478,334

		Puerto Rico--6.2%
500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.778% (FSA INS), 7/1/2015	AAA/NR		696,775
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.94139% (AMBAC INS), 1/1/2010	NR		1,380,480
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	A/Baa1		518,680
500,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1		533,525

		TOTAL			3,129,460

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $47,295,503)			49,607,794

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.0%
		Puerto Rico--1.0%
$500,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	A-1/VMIG1		$500,000

		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $47,795,503)[3]			50,107,794

		OTHER ASSETS AND LIABILITIES - NET--0.9%			443,895

		TOTAL NET ASSETS--100%			$50,551,689

Securities are subject to the federal alternative minimum tax (AMT) represent 9.8% of the fund's portfolio based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 29, 2004, these securities amounted to $2,077,255 which represents 4.1% of total net assets.

3 The cost of investments for federal tax purposes amounts to $47,792,830.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Federal Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	-- Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $47,795,503)		$50,107,794
Cash		69,974
Income receivable		584,406
Receivable for shares sold		257,596
Prepaid expenses		20,918

TOTAL ASSETS		51,040,688

Liabilities:
Payable for investments purchased	$241,472
Payable for shares redeemed	31,244
Income distribution payable	85,372
Net payable for swap contracts	104,383
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	3,738
Payable for distribution services fee (Note 5)	12,921
Payable for shareholder services fee (Note 5)	9,869

TOTAL LIABILITIES		488,999

Net assets for 4,641,901 shares outstanding		$50,551,689

Net Assets Consist of:
Paid in capital		$49,560,696
Net unrealized appreciation of investments and swap contracts		2,207,908
Accumulated net realized loss on investments		(1,217,720)
Undistributed net investment income		805

TOTAL NET ASSETS		$50,551,689

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($28,203,157 ÷ 2,589,805 shares outstanding)		$10.89

Offering price per share (100/95.50 of $10.89)[1]		$11.40

Redemption proceeds per share		$10.89

Class B Shares:
Net asset value per share ($22,348,532 ÷ 2,052,096 shares outstanding)		$10.89

Offering price per share		$10.89

Redemption proceeds per share (94.50/100 of $10.89)[1]		$10.29

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest			$1,182,596

Expenses:
Investment adviser fee (Note 5)		$96,095
Administrative personnel and services fee (Note 5)		88,648
Custodian fees		1,520
Transfer and dividend disbursing agent fees and expenses (Note 5)		20,857
Directors'/Trustees' fees		984
Auditing fees		7,293
Legal fees		2,577
Portfolio accounting fees (Note 5)		32,173
Distribution services fee--Class A Shares (Note 5)		34,194
Distribution services fee--Class B Shares (Note 5)		77,596
Shareholder services fee--Class A Shares (Note 5)		34,194
Shareholder services fee--Class B Shares (Note 5)		25,865
Share registration costs		14,583
Printing and postage		13,630
Insurance premiums		715
Miscellaneous		652

TOTAL EXPENSES		451,576

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(96,095)
Waiver of administrative personnel and services fee	(11,409)
Waiver of transfer and dividend disbursing agent fees and expenses	(825)
Waiver of distribution services fee--Class A Shares	(34,194)
Reimbursement of other operating expenses	(83,735)

TOTAL WAIVERS AND REIMBURSEMENT		(226,258)

Net expenses			225,318

Net investment income			957,278

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments			1,821
Net change in unrealized appreciation of investments			2,212,639
Net change in unrealized appreciation on swap contracts			(172,355)

Net realized and unrealized gain on investments and swap contracts			2,042,105

Change in net assets resulting from operations			$2,999,383

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$957,278	$1,366,381
Net realized gain (loss) on investments	1,821	(345,918)
Net change in unrealized appreciation/depreciation of investments and swap contracts	2,040,284	(428,398)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,999,383	592,065

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(589,497)	(1,035,187)
Class B Shares	(366,945)	(330,748)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(956,442)	(1,365,935)

Share Transactions:
Proceeds from sale of shares	6,985,824	31,038,243
Net asset value of shares issued to shareholders in payment of distributions declared	482,460	604,599
Cost of shares redeemed	(4,631,787)	(8,662,912)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,836,497	22,979,930

Change in net assets	4,879,438	22,206,060

Net Assets:
Beginning of period	45,672,251	23,466,191

End of period (including undistributed (distributions in excess of) net investment income of $805 and $(31), respectively)	$50,551,689	$45,672,251

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the State of New York and New York municipalities. The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 29, 2004, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 29, 2004, the Fund has the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
7/1/2014	$3,000,000	3.91% Fixed	3.43%	$(104,383)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	285,016	$3,041,583	1,017,750	$10,815,492
Shares issued to shareholders in payment of distributions declared	21,101	226,208	36,996	391,735
Shares redeemed	(271,916)	(2,901,693)	(716,057)	(7,607,396)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	34,201	$366,098	338,689	$3,599,831

	Six Months Ended 2/29/2004		Period Ended 8/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	369,853	$3,944,241	1,899,717	$20,222,751
Shares issued to shareholders in payment of distributions declared	23,898	256,252	20,138	212,864
Shares redeemed	(161,987)	(1,730,094)	(99,523)	(1,055,516)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	231,764	$2,470,399	1,820,332	$19,380,099

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	265,965	$2,836,497	2,159,021	$22,979,930

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $47,792,830. The net unrealized appreciation of investments for federal tax purposes was $2,314,964. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,479,664 and net unrealized depreciation from investments for those securities having an excess of cost over value of $164,700.

At August 31, 2003, the Fund had a capital loss carryforward of $1,221,992 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$561,294

2008	$ 288,795

2011	$371,903

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of shares.

For the six months ended February 29, 2004 the fees paid to FAS and FServ were $51,405 and $25,834, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended February 29, 2004, FSC retained $10,882 in sales charges from the sale of Class A Shares. FSC also retained $24 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $21,284 after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,300,000 and $7,500,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Purchases	$4,075,107

Sales	$1,121,675

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 47.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.2% of total investments.

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

4031009 (4/04)

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

Class F Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$11.31	$11.47	$11.45	$11.06	$11.11	$11.91
Income From Investment Operations:
Net investment income	0.26	0.52	0.53 [1]	0.55	0.55	0.55
Net realized and unrealized gain (loss) on investments, futures and swap contracts	0.46	(0.16)	0.02 [1]	0.38	(0.06)	(0.67)

TOTAL FROM INVESTMENT OPERATIONS	0.72	0.36	0.55	0.93	0.49	(0.12)

Less Distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.53)	(0.54)	(0.54)	(0.57)
Distributions from net realized gain on investments	--	--	--	--	--	(0.07)
Distributions in excess of net realized gain on investments	--	--	--	--	--	(0.04)

TOTAL DISTRIBUTIONS	(0.26)	(0.52)	(0.53)	(0.54)	(0.54)	(0.68)

Net Asset Value, End of Period	$11.77	$11.31	$11.47	$11.45	$11.06	$11.11

Total Return[2]	6.39%	3.17%	4.97%	8.69%	4.68%	(1.14)%

Ratios to Average Net Assets:

Expenses	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	4.46%[3]	4.51%	4.75%[1]	4.90%	5.06%	4.71%

Expense waiver/reimbursement[4]	0.47%[3]	0.45%	0.49%	0.51%	0.54%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$99,544	$96,374	$89,772	$75,896	$73,710	$82,202

Portfolio turnover	10%	12%	21%	39%	37%	19%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.74% to 4.75%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.7%
		Ohio--89.5%
$1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-/A1		$1,161,030
1,000,000		Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	NR/Aa2		1,065,830
1,000,000		Cleveland, OH Municipal School District, Refunding Improvement UT GO Bonds, 5.00% (FGIC INS), 12/1/2019	AAA/Aaa		1,088,270
2,000,000		Cleveland, OH Public Power System, Revenue Bonds, First Mortgage (Series A), 7.00% (MBIA Insurance Corp. INS)/(United States Treasury PRF)/(Original Issue Yield: 7.15%), 11/15/2024	AAA/Aaa		2,126,020
1,000,000		Cleveland, OH Waterworks, Revenue Bonds (Series 2002K), 5.25% (FGIC INS), 1/1/2021	AAA/Aaa		1,090,080
480,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	NR		498,677
500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	NR		500,665
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	NR		1,053,680
1,610,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (FGIC INS), 12/1/2024	AAA/Aaa		1,708,516
500,000		Cuyahoga County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Benjamin Rose Institute)/(Original Issue Yield: 5.75%), 12/1/2028	NR		446,055
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	AA+/Aa1		1,209,770
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	A/A2		1,046,150
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/(Original Issue Yield: 5.05%), 6/15/2028	AA/NR		$1,532,910
1,500,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	BBB/NR		1,500,285
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	NR		792,007
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	A/NR		1,047,110
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	A/NR		1,056,390
700,000		Hamilton County, OH Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-/A3		713,440
2,400,000		Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.78%), 12/1/2025	AAA/Aaa		2,722,464
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	NR/Aaa		2,151,720
2,000,000		Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	AA-/NR		2,226,860
1,000,000		Heath, OH City School District, School Improvement UT GO Bonds (Series A), 5.50% (FGIC LOC)/(Original Issue Yield: 5.635%), 12/1/2027	NR/Aaa		1,104,290
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	AAA/Aaa		1,181,144
1,500,000		Lake, OH Local School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 12/1/2021	AAA/Aaa		1,733,475
2,000,000		Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024	NR/Aaa		2,227,140
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	BBB/NR		1,467,855
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	AA-/A1		$1,023,800
1,000,000		Lorain, OH City School District, UT GO Classroom Facilities Improvement Bonds (Series 2002), 5.25% (MBIA Insurance Corp. INS), 12/1/2020	AAA/Aaa		1,113,140
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	NR		1,586,655
1,000,000		Mahoning County, OH Hospital Facilities, Hospital Facilities Revenue Bonds (Series A), 6.00% (Forum Health Obligated Group)/(Original Issue Yield: 6.15%), 11/15/2032	A-/A3		1,067,800
1,000,000		Marion County, OH Health Care Facilities, Refunding & Improvement Revenue Bonds, 6.30% (United Church Homes, Inc.)/(Original Issue Yield: 6.45%), 11/15/2015	BBB-/NR		1,017,430
1,000,000		Marion County, OH Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+/NR		1,068,520
355,000		Marysville, OH, LT Sewer System GO Bonds, 7.15%, 12/1/2011	NR/A2		360,478
1,000,000		Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023	AAA/Aaa		1,096,320
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026	BBB+/Baa1		1,040,020
1,000,000		Moraine, OH Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	BBB/Baa1		1,126,300
2,475,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA GTD), 9/1/2022	NR/Aaa		2,602,265
875,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL), 3/1/2025	AAA/Aaa		899,990
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3		2,599,350
3,000,000		Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375% (JMG Funding LP)/(AMBAC INS)/(Original Issue Yield: 6.493%), 1/1/2029	AAA/Aaa		3,145,650
1,000,000		Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	AA/NR		1,069,780
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	AA-/A1		$1,119,880
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University, OH)/ (Original Issue Yield: 6.05%), 4/1/2020	NR/A2		2,203,280
2,000,000		Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	AA/Aa2		2,171,600
2,000,000		Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022	AAA/Aaa		2,164,900
1,500,000		Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85% (AMBAC INS), 12/1/2019	AAA/Aaa		1,582,200
2,000,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 2003F), 5.00%, 2/1/2022	AA+/Aa1		2,134,160
1,000,000		Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2007	BBB/NR		1,073,410
1,620,000		Olentangy, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2002A), 5.25%, 12/1/2021	AA/Aa2		1,780,250
1,255,000		Ottawa & Glandorf, OH Local School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (MBIA Insurance Corp. INS), 12/1/2020	NR/Aaa		1,387,980
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	A-/NR		1,023,560
1,880,000		Plain, OH Local School District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2014	AAA/Aaa		2,161,116
500,000	[2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	NR		501,860
1,000,000		Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	AAA/Aaa		1,154,320
1,500,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	NR/A2		1,645,095
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	NR/A3		1,088,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$2,000,000	[2]	Toledo-Lucas County, OH Port Authority, Port Facilities Revenue Refunding Bonds, 5.90% (Cargill, Inc.)/(Original Issue Yield: 5.981%), 12/1/2015	NR/Aa3		$2,062,800
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	NR/Baa2		1,697,040
1,375,000		Toledo-Lucas County, OH, Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	NR		1,411,946
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	AA/NR		2,197,180
1,000,000		Warrensville Heights, OH, School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.83%), 12/1/2024	AAA/Aaa		1,140,910
1,995,000		Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA GTD), 2/20/2043	NR/Aaa		2,114,840

		TOTAL			89,085,738

		Puerto Rico--6.7%
2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.778% (FSA INS), 7/1/2015	AAA/NR		2,787,100
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.941% (AMBAC INS), 1/1/2010	NR		1,380,480
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.941% (AMBAC INS), 1/1/2011	NR		1,393,530
990,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3		1,054,994

		TOTAL			6,616,104

		Virgin Islands--0.5%
515,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	AAA/NR		530,924

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $88,870,661)			96,232,766

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.3%
		Puerto Rico--1.3%
$1,300,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	A-1/VMIG1		$1,300,000

		TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $90,170,661)[3]			97,532,766

		OTHER ASSETS AND LIABILITIES-NET--2.0%			2,011,345

		TOTAL NET ASSETS--100%			$99,544,111

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.8% of the fund's portfolio based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 29, 2004, these securities amounted to $8,125,770 which represents 8.2% of total net assets.

3 The cost of investments for federal tax purposes amounts to $90,145,146.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Company
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $90,170,661)		$97,532,766
Cash		1,368
Income receivable		1,369,179
Receivable for investments sold		860,000
Receivable for shares sold		321,796
Prepaid expenses		9,875

TOTAL ASSETS		100,094,984

Liabilities:
Payable for shares redeemed	$94,556
Income distribution payable	177,799
Net payable for swap contracts	240,706
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	6,629
Payable for distribution services fee (Note 5)	11,693
Payable for shareholder services fee (Note 5)	19,490

TOTAL LIABILITIES		550,873

Net assets for 8,457,734 shares outstanding		$99,544,111

Net Assets Consist of:
Paid in capital		$93,799,106
Net unrealized appreciation of investments and swap contracts		7,121,399
Accumulated net realized loss on investments		(1,355,240)
Distributions in excess of net investment income		(21,154)

TOTAL NET ASSETS		$99,544,111

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net asset value per share ($99,544,111 ÷ 8,457,734 shares outstanding)		$11.77

Offering price per share (100/99.00 of $11.77)[1]		$11.89

Redemption proceeds per share (99.00/100 of $11.77)[1]		$11.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest			$2,609,488

Expenses:
Investment adviser fee (Note 5)		$194,556
Administrative personnel and services fee (Note 5)		70,424
Custodian fees		2,556
Transfer and dividend disbursing agent fees and expenses (Note 5)		25,967
Directors'/Trustees' fees		1,211
Auditing fees		6,991
Legal fees		3,047
Portfolio accounting fees (Note 5)		26,206
Distribution services fee (Note 5)		194,555
Shareholder services fee (Note 5)		121,597
Share registration costs		10,267
Printing and postage		10,249
Insurance premiums		753
Miscellaneous		812

TOTAL EXPENSES		669,191

Waivers (Note 5):
Waiver of investment adviser fee	$(95,834)
Waiver of administrative personnel and services fee	(7,941)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,686)
Waiver of distribution services fee	(121,597)

TOTAL WAIVERS		(229,058)

Net expenses			440,133

Net investment income			2,169,355

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments			65,940
Net change in unrealized appreciation of swap contracts			(420,495)
Net change in unrealized appreciation of investments			4,261,261

Net realized and unrealized gain on investments and swap contracts			3,906,706

Change in net assets resulting from operations			$6,076,061

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,169,355	$4,319,720
Net realized gain (loss) on investments and swap contracts	65,940	(43,544)
Net change in unrealized appreciation/depreciation of investments and swap contracts	3,840,766	(1,388,265)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,076,061	2,887,911

Distributions to Shareholders:
Distributions from net investment income	(2,163,521)	(4,339,690)

Share Transactions:
Proceeds from sale of shares	8,748,241	19,993,521
Net asset value of shares issued to shareholders in payment of distributions declared	1,051,504	1,958,548
Cost of shares redeemed	(10,542,352)	(13,898,339)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(742,607)	8,053,730

Change in net assets	3,169,933	6,601,951

Net Assets:
Beginning of period	96,374,178	89,772,227

End of period (including distributions in excess of net investment income of $(21,154) and $(26,988), respectively)	$99,544,111	$96,374,178

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The Fund offers one class of Shares: Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 29, 2004, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 29, 2004, the Fund had the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
7/24/2013	$7,500,000	3.81% Fixed	3.33%	$(240,706)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 2/29/2004	Year Ended 8/31/2003
Shares sold	756,375	1,736,443
Shares issued to shareholders in payment of distributions declared	90,915	170,484
Shares redeemed	(911,830)	(1,210,128)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(64,540)	696,799

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $90,145,146. The net unrealized appreciation of investments for federal tax purposes was $7,387,620. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,425,156 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,536.

At August 31, 2003, the Fund had a capital loss carryforward of $1,450,426 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$695,145

2009	$598,494

2010	$ 69,375

2011	$ 87,412

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004 the fees paid to FAS and FServ were $41,650 and $20,833, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended February 29, 2004, FSC retained $7,712 of contingent deferred sales charges relating to redemptions of the Fund's Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $17,508, after the voluntary waiver, if applicable.

Interfund Transactions

During the six months ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $15,100,000 and $14,300,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Purchases	$9,595,954

Sales	$14,373,697

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 43.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.7% of total investments.

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923609

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2032305 (4/04)

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.52	$11.09	$11.19	$12.08
Income From Investment Operations:
Net investment income	0.27	0.54	0.56 [1]	0.57	0.55	0.56
Net realized and unrealized gain (loss) on investments, futures and swap contracts	0.46	(0.19)	0.18 [1]	0.42	(0.11)	(0.79)

TOTAL FROM INVESTMENT OPERATIONS	0.73	0.35	0.74	0.99	0.44	(0.23)

Less Distributions:
Distributions from net investment income	(0.26)	(0.54)	(0.56)	(0.56)	(0.54)	(0.56)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	--	(0.09)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.26)	(0.54)	(0.56)	(0.56)	(0.54)	(0.66)

Net Asset Value, End of Period	$11.98	$11.51	$11.70	$11.52	$11.09	$11.19

Total Return[2]	6.44%	3.04%	6.70%	9.18%	4.17%	(2.05)%

Ratios to Average Net Assets:

Expenses	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	4.62%[3]	4.58%	4.92%[1]	5.09%	5.10%	4.74%

Expense waiver/reimbursement[4]	0.09%[3]	0.09%	0.09%	0.10%	0.12%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$210,292	$210,429	$205,870	$194,407	$193,608	$221,599

Portfolio turnover	5%	17%	18%	16%	23%	28%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.53	$11.09	$11.20	$12.08
Income From Investment Operations:
Net investment income	0.23	0.45	0.47 [1]	0.48	0.47	0.47
Net realized and unrealized gain (loss) on investments, futures and swap contracts	0.46	(0.19)	0.18 [1]	0.43	(0.12)	(0.78)

TOTAL FROM INVESTMENT OPERATIONS	0.69	0.26	0.65	0.91	0.35	(0.31)

Less Distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.48)	(0.47)	(0.46)	(0.47)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	--	(0.09)
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.22)	(0.45)	(0.48)	(0.47)	(0.46)	(0.57)

Net Asset Value, End of Period	$11.98	$11.51	$11.70	$11.53	$11.09	$11.20

Total Return[2]	6.03%	2.26%	5.79%	8.42%	3.29%	(2.70)%

Ratios to Average Net Assets:

Expenses	1.52%[3]	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income	3.85%[3]	3.81%	4.15%[1]	4.32%	4.34%	3.98%

Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.07%	0.08%	0.10%	0.08%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,731	$70,339	$61,535	$51,468	$43,249	$46,828

Portfolio turnover	5%	17%	18%	16%	23%	28%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.8%
		Pennsylvania--96.4%
$1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	NR		$1,654,185
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	AAA/Aaa		4,867,100
1,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2		1,647,615
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/ (Original Issue Yield: 5.34%), 5/1/2023	NR/Baa1		1,802,660
1,355,000		Allegheny County, PA HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital), Escrowed to Maturity 7/1/2009	AAA/Aaa		1,511,502
300,000		Allegheny County, PA HDA, Revenue Bonds (Series A), 6.00% (South Hills Health System)/(Original Issue Yield: 6.10%), 5/1/2004	NR/Baa1		300,951
1,000,000		Allegheny County, PA HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		1,045,810
4,000,000		Allegheny County, PA HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 4/1/2017	AAA/Aaa		4,469,080
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	A/A2		2,061,960
1,500,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	NR/Baa1		1,508,100
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	BBB/NR		1,039,930
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	BBB/NR		1,029,130
670,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		642,731
1,000,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		928,770
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil Corp.), 12/1/2029	BBB+/Baa1		$3,217,551
1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil Corp.), 9/1/2030	BBB+/Baa1		1,267,800
1,500,000		Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR		1,342,695
1,000,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR		985,030
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.05%), 3/1/2019	AAA/Aaa		3,562,620
580,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA GTD), 5/1/2022	NR/Aaa		612,022
630,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA COL), 5/1/2020	NR/Aaa		677,559
1,835,000		Allentown, PA Area Hospital Authority, Revenue Bonds (Series B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BB+/Baa3		1,850,763
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 9/1/2020	NR/Aaa		2,331,860
4,250,000		Bradford County, PA IDA, Solid Waste Disposal Revenue Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019	BBB/Baa2		4,465,092
1,000,000		Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	NR/Aa2		1,101,330
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	BBB+/NR		789,907
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.16%), 10/1/2034	BBB+/NR		524,995
1,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2008	BBB/NR		1,071,150
1,900,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas SA and Union Bank of California LOCs), 5/1/2010	BBB-/NR		2,086,675
1,100,000		Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB-/NR		1,007,171
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,500,000		Clarion County, PA Hospital Authority, Revenue Refunding Bonds, (Series 1997), 5.75% (Clarion County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017	BBB-/NR		$1,450,410
1,575,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA/Aa2		1,796,161
1,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2		1,090,790
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR		1,009,860
1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/ (AMBAC INS)/(Original Issue Yield: 5.70%), 11/1/2025	NR/Aaa		1,377,475
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.40%), 1/1/2025	NR		1,010,780
2,800,000		Delaware County, PA Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA/NR		3,030,020
2,650,000		Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-/NR		2,718,608
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25%, 7/1/2020	A-/A2		1,093,750
1,500,000		Delaware River Port Authority, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019	AAA/Aaa		1,755,300
2,000,000		Delaware River Port Authority, Revenue Bonds, 6.00% (FSA INS), 1/1/2018	AAA/Aaa		2,340,400
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	AAA/Aaa		11,852,600
1,000,000	[2]	Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 10.43279%, 7/1/2017	NR		1,394,700
1,000,000		Dover, PA Area School District, UT GO Bonds, 5.375% (FGIC INS), 4/1/2019	NR/Aaa		1,130,380
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/ (Radian Asset Assurance INS)/(Original Issue Yield: 6.05%), 8/15/2019	AA/NR		4,476,749
1,150,000		Greater Johnstown, PA School District, UT GO Bonds (Series 2001B), 5.375% (MBIA Insurance Corp. INS), 8/1/2013	AAA/Aaa		1,333,931
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,660,000		Greater Nanticoke, PA Area School District, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.62%), 10/15/2005 (@100)	AAA/Aaa		$2,851,015
1,760,000		Harrisburg, PA School Authority, UT GO Bonds, 5.50% (FGIC INS), 4/1/2011	AAA/Aaa		2,065,642
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	BB-/NR		765,936
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	A-/NR		1,053,720
1,000,000		Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(Original Issue Yield: 5.63%), 3/15/2026	A-/NR		1,037,960
2,000,000		Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	NR/Aaa		2,381,620
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Villiage Project)/(Original Issue Yield: 7.70%), 5/1/2022	NR		260,600
1,380,000		Latrobe, PA IDA, College Revenue Bonds, 6.75%, PRF (St. Vincent College, PA)/(Original Issue Yield: 7.00%), 5/1/2024	AAA/Baa1		1,421,855
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR		970,380
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	BBB+/Baa1		1,046,700
1,500,000		Lebanon County, PA Hospital Authority, Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/(Original Issue Yield: 6.10%), 11/15/2018	BBB+/Baa1		1,545,735
2,000,000		Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(Original Issue Yield: 5.42%), 8/15/2023	BBB/Baa2		2,059,360
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025	NR /Aaa		1,133,810
2,500,000		Luzerne County, PA IDA, Revenue Refunding Bonds (Series A), 7.00% (Pennsylvania Gas & Water Co.)/(AMBAC INS), 12/1/2017	AAA/Aaa		2,655,625
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021	AAA/Aaa		1,143,580
1,055,000		Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	NR		1,057,353
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022	AAA/NR		$1,075,640
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022	AA/NR		1,077,400
2,360,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.40%), 7/1/2015	AAA/Aaa		2,667,980
1,000,000		Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(Original Issue Yield: 6.17%), 1/1/2043	BBB+/NR		1,051,350
1,250,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR		1,288,000
2,250,000		Montgomery County, PA IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	BBB+/NR		2,346,300
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	A-/NR		1,040,410
500,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB/NR		509,285
1,300,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB/NR		1,280,994
1,000,000		North Hills, PA School District, GO Bonds (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	AAA/Aaa		1,180,290
1,075,000		North Penn, PA School District, Refunding Revenue Bonds, PRF, 6.20%, 3/1/2007	NR/Aaa		1,182,156
1,360,000		Northampton, PA Area School District, UT GO Bonds, 5.00% (FGIC INS), 8/15/2011	NR/Aaa		1,558,846
1,000,000		Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033	A/NR		1,048,250
3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%), 4/1/2024	AAA/Aaa		3,600,390
115,000		Pennsylvania Convention Center Authority, Refunding Revenue Bonds (Series A), 6.25%, 9/1/2004	BBB/Baa2		117,584
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (FGIC INS)/(Original Issue Yield: 6.843%), 9/1/2016	AAA/Aaa		1,274,660
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		1,025,190
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.25% (Amtrak)/(Original Issue Yield: 6.40%), 11/1/2031	BBB-/A3		$1,527,285
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		2,553,400
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BB+/NR		1,480,820
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance INS), 12/1/2030	AA/NR		1,095,580
150,000		Pennsylvania HFA, Revenue Bonds, 5.55% (FHA/VA Mortgage GTD), 10/1/2012	AA+/Aa2		152,962
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	AA+/Aa2		1,046,990
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 41-B), 5.90%, 10/1/2005	AA+/Aa2		102,335
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 42), 5.90%, 10/1/2004	AA+/Aa2		102,231
1,075,000		Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022	AA+/Aa2		1,129,588
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 67A), 5.85%, 10/1/2018	AA+/Aa2		3,177,090
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (MBIA Insurance Corp. INS), 12/15/2019	AAA/Aaa		3,164,954
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%), 3/15/2025	AA/NR		2,132,680
1,000,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2017	AA/NR		1,108,100
1,705,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.375% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2016	AA/NR		1,921,467
1,940,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2015	AA/NR		2,219,942
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College), 5/15/2026	NR		2,287,940
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A/NR		1,626,660
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,330,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018	AAA/Aaa		$1,488,762
1,490,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018	AA/NR		1,638,791
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024	AA/NR		1,228,974
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.913%), 6/15/2021	AAA/Aaa		2,171,640
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	BBB+/NR		1,025,640
3,400,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	A/NR		3,380,960
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2018	AA/NR		2,204,700
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2027	AA/NR		1,316,412
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS), 6/1/2024	AA/NR		2,892,204
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A/NR		1,608,345
1,500,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(American Capital Access INS)/(Original Issue Yield: 5.08%), 7/1/2023	A/NR		1,545,735
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.58%), 3/15/2017	AA/NR		1,561,710
1,500,000		Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC INS), 7/1/2020	AAA/Aaa		1,699,245
3,000,000		Pennsylvania State IDA, EDRBs, 5.50% (AMBAC INS), 7/1/2013	AAA/Aaa		3,509,070
650,000		Pennsylvania State Public School Building Authority, Revenue Bonds, 5.00% (Lehigh Career & Technical Institute)/(FGIC INS), 10/1/2022	NR/Aaa		693,758
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017	AAA/Aaa		$10,461,780
2,120,000		Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021	AAA/Aaa		2,360,535
3,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2001B), 5.25% (Philadelphia Corporation for Aging Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023	AAA/Aaa		3,226,140
1,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2002A), 5.875% (International Education & Community Initiative Project)/(American Capital Access INS)/(Original Issue Yield: 5.94%), 6/1/2022	A/NR		1,081,770
1,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2002A), 6.00% (International Education & Community Initiative Project)/(American Capital Access INS)/(Original Issue Yield: 6.12%), 6/1/2032	A/NR		1,073,210
1,655,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008	BBB/Baa2		1,735,367
1,135,000		Philadelphia, PA Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	NR/Aa2		1,177,211
2,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2002A), 5.50% (FGIC INS), 4/15/2018	AAA/Aaa		2,282,580
950,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2002A), 5.50% (FGIC INS), 4/15/2019	AAA/Aaa		1,078,392
1,250,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2019	A/NR		1,351,863
1,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2023	A/NR		1,067,840
1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (FGIC INS), 8/1/2022	AAA/Aaa		1,134,620
575,000		Philadelphia, PA, Revenue Bonds, 10.875% (United States Treasury PRF), 7/1/2005 (@100)	NR/Aaa		639,394
2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	AAA/Aaa		3,380,458
2,000,000		Pittsburgh, PA School District, Refunding UT GO Bonds (Series 2002), 5.50% (FSA INS), 9/1/2013	AAA/Aaa		2,350,960
765,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	AAA/Aa1		814,059
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	AAA/Aa1		$385,434
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	AAA/Aa1		1,134,684
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	AAA/Aaa		3,342,920
5,000,000	[2]	Pittsburgh, PA, RITES (Series PA 961), 9.88975% (AMBAC INS), 9/1/2015	NR		6,271,300
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	AAA/Aaa		1,756,350
3,950,000		Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB-/NR		3,580,359
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	AAA/Aaa		2,409,016
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021	A-/NR		1,602,480
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		1,265,280
1,155,000		Shaler, PA School District Authority, GO UT Bonds, 6.25%, Escrowed to Maturity 4/15/2008	AAA/NR		1,263,385
2,000,000		Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%), 3/1/2017	AA/NR		2,111,900
3,000,000		Southcentral Pennsylvania General Authority, Revenue Bonds (Series 2001), 5.625% (Wellspan Health Obligated Group), 5/15/2026	NR/Aa3		3,175,590
2,000,000		Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017	AAA/Aaa		2,217,380
1,260,000		State Public School Building Authority, PA, School Revenue Bonds, 5.25% (Conneaut School District Project)/ (FGIC INS), 11/1/2011	AAA/Aaa		1,468,858
1,000,000	[2]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR		844,090
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	NR/Aa3		1,369,102
1,665,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2022	NR/Aa3		1,818,979
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Warren County, PA Hospital Authority, Revenue Bonds (Series A), 7.00% (Warren General Hospital, PA)/(Original Issue Yield: 7.101%), 4/1/2019	BBB/NR		$1,020,810
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875%, 12/15/2018	AAA/Aaa		576,624
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	BBB+/NR		2,009,862
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	BBB+/NR		1,046,850
1,000,000		West View, PA Municipal Authority, Special Obligation Bonds, PRF, 9.50%, 11/15/2014	AAA/Aaa		1,430,550
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR		1,086,380
275,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125%, 7/1/2010	AAA/Aaa		321,717
1,205,000		York County, PA School Technology Authority, Lease Revenue Bonds, 5.50% (FGIC INS), 2/15/2021	NR/Aaa		1,354,059

		TOTAL			271,917,382

		Puerto Rico--2.4%
2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.778% (FSA INS), 7/1/2015	AAA/NR		2,787,100
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.94139% (AMBAC INS), 1/1/2010	NR		1,380,480
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.94139% (AMBAC INS), 1/1/2011	NR		1,393,530
1,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2002F), 5.25%, 7/1/2023	A-/Baa1		1,107,810

		TOTAL			6,668,920
		Virgin Islands--0.0%
50,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.80% (GNMA COL), 3/1/2005	AAA/NR		51,679

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $257,334,901)			278,637,981

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.0%
		Puerto Rico--0.0%
$100,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	A-1/VMIG1		$100,000

		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $257,434,901)[3]			278,737,981

		OTHER ASSETS AND LIABILITIES -- NET--1.2%			3,285,085

		TOTAL NET ASSET--100%			$282,023,066

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.7% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 29, 2004, these securities amounted to $15,642,701 which represents 5.5% of total net assets.

3 The cost of investments for federal tax purposes amounts to $257,412,498.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $257,434,901)		$278,737,981
Cash		84,797
Income receivable		4,274,573
Receivable for shares sold		983,831
Prepaid expenses		21,496

TOTAL ASSETS		284,102,678

Liabilities:
Payable for shares redeemed	$269,481
Income distribution payable	458,172
Net payable for swap contracts	1,238,919
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	18,034
Payable for distribution services fee (Note 5)	42,713
Payable for shareholder services fee (Note 5)	52,293

TOTAL LIABILITIES		2,079,612

Net assets for 23,535,294 shares outstanding		$282,023,066

Net Assets Consist of:
Paid in capital		$268,437,407
Net unrealized appreciation of investments		20,064,161
Accumulated net realized loss on investments and swap contracts		(6,413,358)
Distributions in excess of net investment income and swap contracts		(65,144)

TOTAL NET ASSETS		$282,023,066

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($210,292,031 ÷ 17,548,826 shares outstanding)		$11.98

Offering price per share (100/95.50 of $11.98)[1]		$12.54

Redemption proceeds per share		$11.98

Class B Shares:
Net asset value per share ($71,731,035 ÷ 5,986,468 shares outstanding)		$11.98

Offering price per share		$11.98

Redemption proceeds per share (94.50/100 of $11.98)[1]		$11.32

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest			$7,529,482

Expenses:
Investment adviser fee (Note 5)		$560,578
Administrative personnel and services fee (Note 5)		109,757
Custodian fees		6,785
Transfer and dividend disbursing agent fees and expenses (Note 5)		57,836
Directors'/Trustees' fees		1,875
Auditing fees		7,273
Legal fees		2,687
Portfolio accounting fees (Note 5)		50,071
Distribution services fee--Class B Shares (Note 5)		265,727
Shareholder services fee--Class A Shares (Note 5)		261,785
Shareholder services fee--Class B Shares (Note 5)		88,576
Share registration costs		18,398
Printing and postage		16,546
Insurance premiums		852
Miscellaneous		2,855

TOTAL EXPENSES		1,451,601

Waivers (Note 5):
Waiver of investment adviser fee	$(94,695)
Waiver of administrative personnel and services fee	(3,439)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,760)
Waiver of shareholder services fee--Class A Shares	(20,943)

TOTAL WAIVERS		(120,837)

Net expenses			1,330,764

Net investment income			6,198,718

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments			(287,997)
Net change in unrealized appreciation of swap contracts			(1,463,751)
Net change in unrealized appreciation of investments			13,047,493

Net realized and unrealized gain on investments and swap contracts			11,295,745

Change in net assets resulting from operations			$17,494,463

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,198,718	$12,417,747
Net realized gain (loss) on investments and swap contracts	(287,997)	452,109
Net change in unrealized appreciation/depreciation of investments and swap contracts	11,583,742	(5,568,484)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,494,463	7,301,372

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,706,214)	(9,930,586)
Class B Shares	(1,324,481)	(2,643,371)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,030,695)	(12,573,957)

Share Transactions:
Proceeds from sale of shares	28,418,438	80,577,115
Net asset value of shares issued to shareholders in payment of distributions declared	3,197,411	6,421,390
Cost of shares redeemed	(41,824,676)	(68,362,899)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,208,827)	18,635,606

Change in net assets	1,254,941	13,363,021

Net Assets:
Beginning of period	280,768,125	267,405,104

End of period (including distributions in excess of net investment income of $(65,144) and $(233,167), respectively)	$282,023,066	$280,768,125

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 29, 2004, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 29, 2004, the Fund had the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
4/28/2014	$25,000,000	4.08% Fixed	3.42%	$(1,238,919)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,109,794	$24,838,309	4,978,863	$58,514,269
Shares issued to shareholders in payment of distributions declared	203,880	2,402,035	417,027	4,887,159
Shares redeemed	(3,052,051)	(35,954,845)	(4,697,457)	(54,935,845)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(738,377)	$(8,714,501)	698,433	$8,465,583

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	305,035	$3,580,129	1,871,222	$22,062,846
Shares issued to shareholders in payment of distributions declared	67,503	795,376	130,940	1,534,231
Shares redeemed	(499,369)	(5,869,831)	(1,146,167)	(13,427,054)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(126,831)	$(1,494,326)	855,995	$10,170,023

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(865,208)	$(10,208,827)	1,554,428	$18,635,606

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $257,412,498. The net unrealized appreciation of investments for federal tax purposes was $21,325,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,687,203 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,361,720.

At August 31, 2003, the Fund had a capital loss carryforward of $6,146,188 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,170,431

2009	$2,804,527

2010	$2,171,230

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004 the fees paid to FAS and FServ were $70,834 and $35,484, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.40%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Class A Shares did not incur a distribution services fee for the six months ended February 29, 2004.

Sales Charges

For the six months ended February 29, 2004, FSC retained $20,522 in sales charges from the sale of Class A Shares. FSC also retained $5,153 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $33,761, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $28,700,000 and $30,400,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Purchases	$13,481,731

Sales	$23,764,748

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 57.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.3% of total investments.

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2032304 (4/04)

Item 2.     Code of Ethics

Not Applicable.

Item 3.     Audit Committee Financial Expert

Not Applicable.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Income Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 21, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 2004